ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2013 (UNAUDITED)


                                          Principal/        Fair
                                            Shares/        Value
					  Contracts
INVESTMENTS - 109%

Convertible Preferred Stock - 20%
United States - 20%


Affiliated Managers Group,Inc. 5.150%        48,410     2,841,667
   Due 10-15-37
Bunge Limited 4.875%			     18,090     1,914,148
Carriage Services Capital Trust 7.000%       59,500     3,004,750
   Due 06-01-29
Chesapeake Energy 5.750% (144A) (b)           1,200     1,357,500
Continental Airlines 3.000% Due 11-14-30     15,000       668,775
Emmis Communications Corporation 6.250%      22,100       338,130
Interpublic Group 5.250%                        305       408,913
KeyCorporation 7.750%                        12,000     1,495,500
Stanley Black & Decker, Inc. 4.750% (d)      19,000     2,611,550

Total Convertible Preferred Stock (cost $11,581,653)   14,640,933

Mandatory Convertible Preferred Stock- 2%
United States- 2%

Thompson Creek Metals Company, Inc.
   1.625% Due 05-15-2015                     82,050     1,538,438

Total Mandatory Convertible Preferred Stock
(cost $1,757,534)                                       1,538,438


Convertible Bonds - 63%

Bahamas - 1%
Sterlite Industries, Ltd.                   480,000       471,600
   4.000% Due 10-30-14

Canada - 4%
B2Gold Corporation (144A)
   3.250% Due 10-01-18                      600,000       577,200
Northgate Minerals Corporation
   3.500% Due 10-01-16                      870,000       821,802
Silver Standard Resources, Inc. (144A)
   2.875% Due 02-01-33 (b)                2,350,000     1,733,595

Total Canada                                            3,132,597

China - 1%
China Medical Technologies, Inc.(144A)    1,100,000        16,500
   6.250% Due 12-15-16(a)(b)(c)
Home Inns & Hotels                          750,000       712,950
   2.000% Due 12-15-15
ShengdaTech, Inc.(144A)                   1,430,000        28,600
   6.500% Due 12-15-15(a)(b)(c)

Total China                                               758,050

Germany- 4%
Siemens AG (Reg S)
   1.650% Due 08-16-19 (e)                2,500,000     2,739,375

Greece- 2%
DryShips, Inc. 5.000% Due 12-01-14          480,000       467,400
Excel Maritime Carriers, Ltd. (144A)
  1.875% Due 10-15-27 (b)                 3,000,000       630,000

Total Greece                                            1,097,400

Indonesia - 0%
APP Finance VI Mauritius                  12,903,000       96,773
   0.000% Due 11-18-12(a)(c)

Switzerland- 4%
Glencore International (Reg S)
5.000% Due 12-31-14 (e)                    2,100,000    2,512,125

United States - 48%
Affymetrix, Inc. 4.000%                      350,000      440,125
   Due 07-01-19
Alaska Communications Systems Group, Inc.  1,750,000    1,505,000
   (144A)6.250% Due 05-01-18 (b)(d)
Alcoa, Inc. 5.250%                    	     915,000    1,178,634
   Due 03-15-14 (d)
Annaly Mortgage Management, Inc. 4.000%    1,200,000    1,325,250
   Due 02-15-15 (d)
Ashland, Inc. 6.500% 		           2,250,000    1,968,750
   Due 06-30-29
EMC Corporation                            1,600,000    2,558,560
   1.750% Due 12-01-13 (d)
Endeavor International Corporation         1,100,000      929,500
   5.500% Due 07-15-16
EnPro Industries, Inc.                       555,000    1,023,668
   3.937% Due 10-15-15 (d)
Grubb & Ellis Company(144A)                  810,000        9,720
   7.950% Due 05-01-15 (a)(b)(c)
Hawaiian Holdings, Inc.                      570,000      664,050
   5.000% Due 04-01-16
Intel Corporation (144A) 3.250%            1,315,000    1,625,669
   Due 08-01-39(b)(d)
Invesco Mortgage Capital                     880,000      827,200
   5.000% Due 03-15-18
Johnson & Johnson                          1,900,000    2,264,230
   0.000% Due 07-28-20(c)(d)
L-3 Communications Holdings                  500,000      545,300
   3.000% Due 08-01-35
Laboratory Corporation of America Holdings   970,000    1,292,768
   0.000% Due 09-11-21 (c)(d)
Level 3 Communications, Inc.               1,000,000    1,223,800
   7.000% Due 03-15-15
Molycorp, Inc. 6.000%                      1,000,000      801,875
   Due 09-01-17
Molycorp, Inc.                               220,000      227,700
   5.500% Due 02-01-18
Newmont Mining Corporation                 2,000,000    2,226,250
   1.250% Due 07-15-14
Omnicom Group 0.000%                       1,160,000    1,410,908
    Due 07-31-32 (c)(d)
PHH Corporation 4.000%                     1,250,000    1,366,406
   Due 09-01-14
PMI Group, Inc. 4.500%                       480,000      134,400
   Due 04-15-20(a)(c)
Prospect Capital Corporation                 100,000      107,937
   6.250% Due 12-15-15(d)
Solazyme, Inc. (144A) 6.000%                 180,000      240,534
   Due 02-01-18 (b)
Steel Dynamics, Inc.                       1,115,000    1,231,378
   5.125% Due 06-15-14(d)
Stillwater Mining Company                    920,000      968,300
   1.750% Due 10-15-32
Supernus Pharmaceuticals (144A)              650,000      968,500
   7.500% Due 05-01-19 (b)
Teleflex Incorporated 3.875%                 970,000    1,368,282
   Due 08-01-17 (d)
TiVo, Inc. (144A)                            910,000    1,205,614
   4.000% Due 03-15-16(b)
Wellpoint, Inc. (144A)                     1,100,000    1,419,000
  2.750% Due 10-15-42
Xilinx,Inc.                                  600,000      978,750
  2.625% Due 06-15-17(d)
XPO Logistics, Inc.                          500,000      731,250
  4.500% Due 10-01-17
Zaza Energy Corporation (144A)               900,000      760,500
  9.000% Due 08-01-17(b)

        Total United States                            35,529,808

Total Convertible Bonds (cost $45,078,619)             46,337,728


CONVERTIBLE BOND UNITS - 4%
United States - 4%
CenterPoint Energy 1.165%                    52,300     2,624,806
  Due 09-15-29


      Total Convertible Bond Units(cost $2,066,996)     2,624,806

CORPORATE BONDS - 7%
Cayman Islands- 0%
Emerald Plantation Holdings                   201,528     101,772
    6.000% Due 01-15-20

Israel-2%
Jazz Technologies, Inc.                     1,400,000   1,316,000
    8.000% Due 06-30-15

United States - 4%
MIG,LLC Senior Secured Notes                4,948,457   2,783,507
   9.000% Cash, 8.500% PIK Due 12-31-16

United Kingdom-1%
SkyePharma (Reg S) 6.500%                     700,000     934,742
   Due 05-04-24 (e)

Total Corporate Bonds(cost $6,023,152)                  5,136,021

COMMON STOCK - 5%
Bahamas - 2%
Vedanta Resources                             162,493   1,422,626

Cayman Islands-0%
Emerald Plantation Holdings (c)               180,362      27,054

Israel - 0%
Teva Pharmaceuticals                           2,177       82,247

United States - 4%
Durect Corporation (c)                        17,886       23,967
Emmis Communication (c)                      194,218      522,447
ProShares Ultra VIX Short-Term Futures(c)     18,700      642,158
Radio One, Inc. (Class D) (c)                115,792      311,481
School Specialty, Inc. (c)                     6,777      687,018

      Total United States                               2,187,071

      Total Common Stock (cost $3,955,052)              3,718,998


WARRANTS - 6%
United States - 6%

Capital One Financial Corporation
   expire 11-14-18 (c)                       36,500     1,061,785
General Motors Corporation-Class C
   expire 12-31-15 (c)                       91,500       366,000
JP Morgan Chase & Company,
   expire 10-28-18 (c)                       54,728       917,241
Kinder Morgan Energy Partners,
   expire 05-25-17(c)                       425,000     2,112,250
MIG, LLC, expire 02-25-15(c)                  1,076           403

      Total Warrants(cost $2,596,628)                   4,457,679

CALLS-1%
United States-1%
Allegheny Technologies (1/17/15 $20 Call)       250       275,000
Direxion Daily Small Cap Bear 3X
   (1-18-14 $20 Call)                         1,200       465,000

      Total Calls (cost $942,921)                         740,000

OTHER ASSETS-2%
United States-2%
School Specialty, Inc. term loan          1,446,375     1,439,143
    9.500% Due 06-11-19
Sino Forest Corporation escrow            1,180,000             0

Total Other Assets (cost $1,429,175)                    1,439,143

TOTAL INVESTMENTS (cost $75,431,730)                   80,633,746

INVESTMENT SECURITIES SOLD SHORT-(3%)
COMMON STOCK- (3%)
United States-(3%)
   Capital One Financial Corporation        (29,500)  (2,027,830)
   Carriage Services, Inc.                  (29,844)    (578,974)

Total Short Stock (proceeds $2,429,571)               (2,606,804)

TOTAL INVESTEMNT SECURITIES SOLD SHORT                (2,606,804)
(proceeds 2,429,571)

(a) This security is in default or deferral and interest or dividends are not being accrued on the position.
(b) 144A securities are those which are exempt from registration under Rule 144A of the U.S. Securities Act of 1933. These securities are subject to contractual or legal restrictions on their sale.
(c) Non-income producing securities.
(d) All or a portion of these securities are pledged as collateral for the margin account held by the broker.
(e) Reg S securities are those offered and sold outside of the United States and thus are exempt from registration under Regulation S of the U.S. Securities Act of 1933. These securities are subject to restrictions on their sale.

    Percentages are based upon the fair value as a percent of net assets as of September 30, 2013.


FAIR VALUE MEASUREMENTS
Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, Fair Value Measurements ("Topic 820"),
 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.
Various inputs are used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
 Level 1 - quoted prices in active markets for identical
        securities
 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
 Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investment securities as of September 30, 2013:


                    Level 1     Level 2    Level 3  Investments

Convertible
Preferred Stock	 $6,551,973  $8,088,960	       $0   $14,640,933

Mandatory
Convertible
Preferred Stock	          0  1,538,438          0    1,538,438

Convertible Bonds         0  46,292,628    45,100   46,337,728

Convertible
Bond Units	          0  2,624,806          0    2,624,806

Corporate Bonds	          0  4,099,507  1,036,514    5,136,021

Common Stock	  2,269,318  1,449,680          0    3,718,998

Warrants	  4,457,276          0        403    4,457,679

Calls	                  0    740,000          0      740,000

Other Assets	          0          0  1,439,143    1,439,143

Total
Investments     $13,278,567 $64,834,019 $2,521,160 $80,633,746

The following table summarizes the inputs used to value the Fund's investment securities sold short as of September 30, 2013:

                                            Investment
					    Securities
	   Level 1	Level 2	 Level 3    Sold Short

Common
Stock	  $(2,606,804)    $0 	  $0  	    $(2,606,804)


The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	           Convertible Corporate   	         Other
	             Bonds	 Bonds	   Warrants     Assets
Balance as of
December 31, 2012  $277,900    $457,276       $403	    $0

Realized gain	          0  	      0          0           0

Net change in
appreciation
(depreciation)	   (131,028)    477,466          0           0

Purchases                 0  	      0          0   1,439,143

Sales	                  0  	      0          0           0

Transfers into
Level 3	                  0     101,772          0  	     0

Transfers out
of Level 3	   (101,772)          0          0           0

Balance as of
September 30, 2013 $45,100  $1,036,514         $403 $1,439,143


The amount of total gains or losses for the year included in shareholders' capital (net assets) attributable to the change in unrealized gains or losses related to Level 3 investments still held at the reporting date are as follows:

Convertible	Corporate			Other
Bonds		Bonds		Warrants	Assets

$(131,028) 	$477,466  	$0  		$0


The Fund's policy is to recognize transfers between Levels at the end of the reporting period. For the period ended September 30, 2013, there were no transfers between Levels
1 and 2. For the period September 30, 2013, a Level 3 convertible bond wastransferred to Level 3 corporate bond and other assets as a result of a reorganization during the period ended March 31, 2013. In May 2011, the FASB issued Accounting Standards Update ("ASU")2011-04, which provides amendments to Topic 820 and is effective for fiscal years beginning after December 15, 2011.
This guidance requires the following disclosures about fair value measurements of assets and liabilities classified as Level 3 within the fair value hierarchy for public companies: the valuation process used by the reporting entity, quantitative information about the unobservable inputs used in a fair value measurement, and the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs, if any.

The following table presents the quantitative information about the significant unobservable inputs and valuation techniques utilized to determine the fair value of the Fund's Level 3 investments as of September 30, 2013.
The table includes Level 3 investments with values derived from third parties. Such investments are primarily based on broker/dealer quotes for which there is a lack of transparency as to inputs used to develop the valuations. The quantitative detail of these unobservable inputs is neither provided nor reasonably available to the Fund.


Description	    End of Period   Technique	    Inputs
Assets:
Convertible Bonds   $45,100  	    Broker quote    Liquidity
Corporate Bonds	    $1,036,514      Broker quote    Liquidity
Other Assets	    $1,439,143      Broker quote    Liquidity

Changes in the unobservable inputs will impact the fair value measurement. An increase to liquidity would result in a higher fair value measurement. A decrease to liquidity would result in a lower fair value measurement.